VistaShares Target 15 S&P 100 Distribution ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Banking - 4.0%
Bank of America Corp.	847	$42,206
Citigroup, Inc.	220	24,242
JPMorgan Chase & Co.	352	105,706
U.S. Bancorp	187	10,221
Wells Fargo & Co.	396	32,254
		214,629

Consumer Discretionary Products - 3.1%
General Motors Co.	110	8,658
Nike, Inc. - Class B	154	9,576
Tesla, Inc.(a)	363	146,111
		164,345

Consumer Discretionary Services - 0.9%
McDonald’s Corp.	88	30,013
Starbucks Corp.	154	15,095
		45,108

Consumer Staple Products - 3.7%
Altria Group, Inc.	209	14,429
Coca-Cola Co.	495	40,372
Colgate-Palmolive Co.	110	10,905
Mondelez International, Inc. - Class A	165	10,161
PepsiCo, Inc.	176	29,874
Philip Morris International, Inc.	209	39,048
Procter & Gamble Co.	308	51,498
		196,287

Financial Services - 5.2%
American Express Co.	66	20,387
Bank of New York Mellon Corp.	88	10,481
Blackrock, Inc.	22	23,391
Capital One Financial Corp.	77	15,064
Charles Schwab Corp.	209	19,897
Goldman Sachs Group, Inc.	33	28,366
Mastercard, Inc. - Class A	110	56,893
Morgan Stanley	143	23,811
PayPal Holdings, Inc.	121	5,591
Visa, Inc. - Class A	220	70,431
		274,312

Health Care - 10.1%
Abbott Laboratories	231	26,877
AbbVie, Inc.	220	51,058
Amgen, Inc.	77	29,888

Bristol-Myers Squibb Co.	242	$15,094
CVS Health Corp.	165	13,183
Danaher Corp.	88	18,536
Eli Lilly & Co.	110	115,719
Gilead Sciences, Inc.	165	24,577
Intuitive Surgical, Inc.(a)	44	22,154
Johnson & Johnson	308	76,516
Medtronic PLC	165	16,114
Merck & Co., Inc.	330	40,861
Pfizer, Inc.	715	19,770
Thermo Fisher Scientific, Inc.	55	28,661
UnitedHealth Group, Inc.	121	35,486
		534,494

Industrial Products - 4.4%
3M Co.	66	10,911
Boeing Co.(a)	99	22,525
Caterpillar, Inc.	55	40,856
Deere & Co.	33	20,780
Emerson Electric Co.	66	9,950
GE Aerospace	132	45,178
General Dynamics Corp.	33	11,783
Honeywell International, Inc.	88	21,436
Lockheed Martin Corp.	22	14,478
RTX Corp.	165	33,432
		231,329

Industrial Services - 0.8%
FedEx Corp.	33	12,771
Union Pacific Corp.	77	20,403
United Parcel Service, Inc. - Class B	99	11,480
		44,654

Insurance - 2.5%
American International Group, Inc.	77	6,198
Berkshire Hathaway, Inc. - Class B(a)	242	122,198
MetLife, Inc.	66	4,756
		133,152

Materials - 0.6%
Linde PLC	66	33,533

Media - 13.6%
Alphabet, Inc. - Class A	748	233,196
Alphabet, Inc. - Class C	597	185,924
Booking Holdings, Inc.	2	8,479
Comcast Corp. - Class A	462	14,304
Meta Platforms, Inc. - Class A	275	178,249
Netflix, Inc.(a)	605	58,225
Uber Technologies, Inc.(a)	264	19,911

Walt Disney Co.	220	$23,329
		721,617

Oil & Gas - 2.7%
Chevron Corp.	242	45,196
ConocoPhillips	154	17,473
Exxon Mobil Corp.	528	80,520
		143,189

Real Estate - 0.4%
American Tower Corp. - REIT	55	10,552
Simon Property Group, Inc. - REIT	44	8,970
		19,522

Retail & Wholesale - Discretionary - 6.3%
Amazon.com, Inc.(a)	1,254	263,340
Home Depot, Inc.	132	50,255
Lowe’s Cos., Inc.	77	20,372
		333,967

Retail & Wholesale - Staples - 2.5%
Costco Wholesale Corp.	55	55,593
Target Corp.	55	6,259
Walmart, Inc.	539	68,965
		130,817

Software & Tech Services - 9.0%
Accenture PLC - Class A	77	16,071
Adobe, Inc.(a)	55	14,433
International Business Machines Corp.	121	29,065
Intuit, Inc.	33	13,498
Microsoft Corp.	757	297,304
Oracle Corp.	212	30,825
Palantir Technologies, Inc. - Class A(a)	275	37,727
Salesforce, Inc.	110	21,427
ServiceNow, Inc.(a)	165	17,822
		478,172

Tech Hardware & Semiconductors - 23.3%
Advanced Micro Devices, Inc.(a)	198	39,642
Apple, Inc.	1,625	429,292
Broadcom, Inc.	606	193,647
Cisco Systems, Inc.	484	38,459
Intel Corp.(a)	594	27,092
NVIDIA Corp.	2,646	468,845
QUALCOMM, Inc.	132	18,792
Texas Instruments, Inc.	110	23,332
		1,239,101

Telecommunications - 1.3%
AT&T, Inc.	935	26,189

T-Mobile US, Inc.		66	$14,328
Verizon Communications, Inc.		539	27,026
			67,543

Utilities - 1.0%
Duke Energy Corp.		110	14,394
NextEra Energy, Inc.		275	25,787
Southern Co.		143	13,925
			54,106

TOTAL COMMON STOCKS (Cost $5,203,790)			5,059,877

PURCHASED OPTIONS - 0.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.2%
Apple, Inc., Expiration: 4/17/2026; Exercise Price: $265.00	$79,254	3	3,150
Microsoft Corp., Expiration: 4/17/2026; Exercise Price: $385.00	78,548	2	4,360
NVIDIA Corp., Expiration: 4/17/2026; Exercise Price: $190.00	88,595	5	3,300
Total Call Options			10,810

TOTAL PURCHASED OPTIONS (Cost $15,224)			10,810

SHORT TERM INVESTMENTS - 3.9%		Shares	Value
Money Market Funds - 3.9%
First American Government Obligations Fund - Class X, 3.60%(e)		208,945	208,945

TOTAL SHORT TERM INVESTMENTS (Cost $208,945)			208,945

TOTAL INVESTMENTS - 99.5% (Cost $5,427,959)			$5,279,632
Other Assets in Excess of Liabilities - 0.5%			27,565
TOTAL NET ASSETS - 100.0%			$5,307,197

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

VistaShares Target 15 S&P 100 Distribution ETF

Schedule of Written Options Contracts

February 28, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (1.4)%(a)(b)	Amount	Contracts	Value
Call Options - (1.1)%
S&P 100 Index, Expiration: 3/20/2026; Exercise Price: $3,400.00	$(4,351,594)	(13)	$(51,155)
S&P 100 Index, Expiration: 3/20/2026; Exercise Price: $3,380.00	(1,004,214)	(3)	(10,935)
Total Call Options			(62,090)

Put Options - (0.3)%
Apple, Inc., Expiration: 4/17/2026; Exercise Price: $265.00	(79,254)	(3)	(2,897)
Microsoft Corp., Expiration: 4/17/2026; Exercise Price: $385.00	(78,548)	(2)	(2,421)
NVIDIA Corp., Expiration: 4/17/2026; Exercise Price: $190.00	(88,595)	(5)	(9,097)
Total Put Options			(14,415)

TOTAL WRITTEN OPTIONS (Premiums received $86,650)			$(76,505)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.